LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.53%
Aerospace & Defense–1.75%
L3Harris Technologies, Inc.	22,822	$3,973,767
Lockheed Martin Corp.	2,100	858,816
Northrop Grumman Corp.	1,823	802,466
RTX Corp.	32,233	2,319,809
		7,954,858
Air Freight & Logistics–0.46%
United Parcel Service, Inc. Class B	13,542	2,110,792
		2,110,792
Automobiles–0.74%
General Motors Co.	18,000	593,460
Harley-Davidson, Inc.	19,000	628,140
†Tesla, Inc.	8,657	2,166,154
		3,387,754
Banks–2.56%
Associated Banc-Corp.	26,000	444,860
Bank of America Corp.	62,697	1,716,644
Citizens Financial Group, Inc.	22,000	589,600
JPMorgan Chase & Co.	39,954	5,794,129
U.S. Bancorp	44,260	1,463,235
Wells Fargo & Co.	25,000	1,021,500
Zions Bancorp NA	18,500	645,465
		11,675,433
Beverages–1.52%
Coca-Cola Co.	31,667	1,772,719
Diageo PLC ADR	13,853	2,066,590
Molson Coors Beverage Co. Class B	14,456	919,257
PepsiCo, Inc.	12,688	2,149,855
		6,908,421
Biotechnology–5.43%
AbbVie, Inc.	30,567	4,556,317
†Alkermes PLC	23,000	644,230
†Biogen, Inc.	15,142	3,891,646
†Exelixis, Inc.	33,000	721,050
†Ionis Pharmaceuticals, Inc.	41,511	1,882,939
†Neurocrine Biosciences, Inc.	5,898	663,525
†Ultragenyx Pharmaceutical, Inc.	23,457	836,242
†Vertex Pharmaceuticals, Inc.	33,261	11,566,180
		24,762,129
Broadline Retail–2.31%
†Amazon.com, Inc.	63,201	8,034,111
eBay, Inc.	12,500	551,125
†Etsy, Inc.	25,676	1,658,156
Nordstrom, Inc.	19,000	283,860
		10,527,252
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.39%
†Builders FirstSource, Inc.	9,300	$1,157,757
Johnson Controls International PLC	73,054	3,887,203
Owens Corning	9,500	1,295,895
		6,340,855
Capital Markets–1.52%
Bank of New York Mellon Corp.	16,500	703,725
CME Group, Inc.	8,417	1,685,252
Cohen & Steers, Inc.	30,722	1,925,962
Evercore, Inc. Class A	3,407	469,757
Intercontinental Exchange, Inc.	12,915	1,420,908
State Street Corp.	6,000	401,760
Virtu Financial, Inc. Class A	18,619	321,550
		6,928,914
Chemicals–1.91%
Air Products & Chemicals, Inc.	6,208	1,759,347
CF Industries Holdings, Inc.	9,000	771,660
Ecolab, Inc.	7,722	1,308,107
Huntsman Corp.	43,919	1,071,624
PPG Industries, Inc.	18,264	2,370,667
Sherwin-Williams Co.	5,656	1,442,563
		8,723,968
Commercial Services & Supplies–0.91%
Cintas Corp.	1,400	673,414
†CoreCivic, Inc.	67,000	753,750
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	17,718	2,700,932
		4,128,096
Communications Equipment–0.76%
†Arista Networks, Inc.	11,548	2,124,024
Cisco Systems, Inc.	25,000	1,344,000
		3,468,024
Construction & Engineering–0.22%
EMCOR Group, Inc.	4,700	988,833
		988,833
Construction Materials–0.37%
Vulcan Materials Co.	8,332	1,683,231
		1,683,231
Consumer Finance–0.34%
Ally Financial, Inc.	14,100	376,188
Bread Financial Holdings, Inc.	8,000	273,600
Discover Financial Services	5,700	493,791
Synchrony Financial	13,000	397,410
		1,540,989
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.59%
Albertsons Cos., Inc. Class A	30,000	$682,500
Costco Wholesale Corp.	750	423,720
Kroger Co.	16,000	716,000
Walmart, Inc.	34,001	5,437,780
		7,260,000
Containers & Packaging–0.37%
Ball Corp.	20,769	1,033,881
International Paper Co.	19,000	673,930
		1,707,811
Diversified Telecommunication Services–0.17%
AT&T, Inc.	52,000	781,040
		781,040
Electric Utilities–0.49%
Entergy Corp.	5,000	462,500
NextEra Energy, Inc.	9,190	526,495
NRG Energy, Inc.	16,000	616,320
Pinnacle West Capital Corp.	8,600	633,648
		2,238,963
Electrical Equipment–1.00%
Acuity Brands, Inc.	3,800	647,178
Eaton Corp. PLC	9,704	2,069,669
Emerson Electric Co.	12,683	1,224,797
nVent Electric PLC	11,300	598,787
		4,540,431
Electronic Equipment, Instruments & Components–1.52%
Avnet, Inc.	10,400	501,176
Crane NXT Co.	4,800	266,736
TE Connectivity Ltd.	49,723	6,142,282
		6,910,194
Entertainment–2.41%
Activision Blizzard, Inc.	12,114	1,134,234
Electronic Arts, Inc.	5,500	662,200
†Liberty Media Corp.-Liberty Formula One Class C	21,554	1,342,814
†Madison Square Garden Entertainment Corp.	19,739	649,610
Madison Square Garden Sports Corp.	13,945	2,458,504
†Netflix, Inc.	4,790	1,808,704
TKO Group Holdings, Inc.	12,382	1,040,831
†Walt Disney Co.	8,190	663,800
†Warner Bros Discovery, Inc.	113,683	1,234,597
		10,995,294
Financial Services–4.13%
†Berkshire Hathaway, Inc. Class A	3,750	8,218,272
Equitable Holdings, Inc.	26,000	738,140
Mastercard, Inc. Class A	4,250	1,682,618
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
MGIC Investment Corp.	36,000	$600,840
†PayPal Holdings, Inc.	10,950	640,137
Visa, Inc. Class A	27,715	6,374,727
Western Union Co.	43,000	566,740
		18,821,474
Food Products–0.65%
Hershey Co.	5,600	1,120,448
Mondelez International, Inc. Class A	26,760	1,857,144
		2,977,592
Gas Utilities–0.09%
National Fuel Gas Co.	8,000	415,280
		415,280
Ground Transportation–0.67%
Canadian Pacific Kansas City Ltd.	16,731	1,244,953
CSX Corp.	13,000	399,750
Ryder System, Inc.	7,200	770,040
Union Pacific Corp.	3,144	640,213
		3,054,956
Health Care Equipment & Supplies–1.31%
Becton Dickinson & Co.	9,901	2,559,705
†Insulet Corp.	9,700	1,547,053
Stryker Corp.	6,785	1,854,137
		5,960,895
Health Care Providers & Services–4.66%
Elevance Health, Inc.	2,800	1,219,176
McKesson Corp.	2,700	1,174,095
†Molina Healthcare, Inc.	4,100	1,344,349
†Tenet Healthcare Corp.	8,600	566,654
UnitedHealth Group, Inc.	33,619	16,950,364
		21,254,638
Health Care Technology–0.32%
†Doximity, Inc. Class A	33,732	715,793
†Veeva Systems, Inc. Class A	3,600	732,420
		1,448,213
Hotel & Resort REITs–0.17%
Host Hotels & Resorts, Inc.	47,731	767,037
		767,037
Hotels, Restaurants & Leisure–1.32%
†Airbnb, Inc. Class A	20,300	2,785,363
†Booking Holdings, Inc.	400	1,233,580
†Expedia Group, Inc.	4,000	412,280
†MGM Resorts International	20,000	735,200
Starbucks Corp.	9,400	857,938
		6,024,361
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.57%
PulteGroup, Inc.	18,000	$1,332,900
Toll Brothers, Inc.	17,200	1,272,112
		2,605,012
Household Products–0.82%
Colgate-Palmolive Co.	6,500	462,215
Procter & Gamble Co.	22,569	3,291,914
		3,754,129
Industrial Conglomerates–0.81%
Honeywell International, Inc.	19,971	3,689,442
		3,689,442
Insurance–1.86%
American International Group, Inc.	18,000	1,090,800
Assured Guaranty Ltd.	6,000	363,120
Hartford Financial Services Group, Inc.	17,911	1,270,069
Progressive Corp.	16,885	2,352,080
Travelers Cos., Inc.	18,209	2,973,712
W R Berkley Corp.	6,500	412,685
		8,462,466
Interactive Media & Services–4.66%
†Alphabet, Inc. Class A	47,101	6,163,637
†Alphabet, Inc. Class C	44,675	5,890,399
†Match Group, Inc.	6,100	238,967
†Meta Platforms, Inc. Class A	24,465	7,344,638
†Pinterest, Inc. Class A	59,927	1,619,827
		21,257,468
IT Services–1.44%
Accenture PLC Class A	9,899	3,040,082
Amdocs Ltd.	5,500	464,695
Cognizant Technology Solutions Corp. Class A	10,000	677,400
†Snowflake, Inc. Class A	15,492	2,366,713
		6,548,890
Life Sciences Tools & Services–1.23%
†Charles River Laboratories International, Inc.	13,614	2,668,072
Thermo Fisher Scientific, Inc.	5,800	2,935,786
		5,603,858
Machinery–0.36%
PACCAR, Inc.	7,500	637,650
Snap-on, Inc.	4,000	1,020,240
		1,657,890
Media–2.12%
Comcast Corp. Class A	203,323	9,015,342
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Broadband Corp. Class C	6,938	$633,578
		9,648,920
Metals & Mining–1.06%
ArcelorMittal SA	51,210	1,281,786
†Cleveland-Cliffs, Inc.	36,000	562,680
Freeport-McMoRan, Inc.	60,077	2,240,272
Steel Dynamics, Inc.	7,000	750,540
		4,835,278
Multi-Utilities–0.15%
Sempra	10,355	704,451
		704,451
Oil, Gas & Consumable Fuels–3.92%
APA Corp.	10,500	431,550
Cheniere Energy, Inc.	4,000	663,840
Chevron Corp.	22,269	3,754,999
EQT Corp.	26,460	1,073,747
Exxon Mobil Corp.	49,921	5,869,711
Kinder Morgan, Inc.	53,227	882,503
Marathon Oil Corp.	38,000	1,016,500
Marathon Petroleum Corp.	2,800	423,752
Pioneer Natural Resources Co.	11,462	2,631,102
Valero Energy Corp.	8,000	1,133,680
		17,881,384
Pharmaceuticals–4.09%
Bristol-Myers Squibb Co.	17,200	998,288
Eli Lilly & Co.	8,394	4,508,669
†Jazz Pharmaceuticals PLC	5,000	647,200
Johnson & Johnson	29,799	4,641,194
Merck & Co., Inc.	58,803	6,053,769
Pfizer, Inc.	28,743	953,406
Viatris, Inc.	83,000	818,380
		18,620,906
Professional Services–1.05%
Automatic Data Processing, Inc.	13,760	3,310,381
ManpowerGroup, Inc.	4,400	322,608
Robert Half, Inc.	5,661	414,838
Science Applications International Corp.	1,400	147,756
Verisk Analytics, Inc.	2,400	566,976
		4,762,559
Semiconductors & Semiconductor Equipment–5.66%
Applied Materials, Inc.	7,200	996,840
ASML Holding NV	3,238	1,906,081
Broadcom, Inc.	12,368	10,272,613
Lam Research Corp.	2,100	1,316,217
Marvell Technology, Inc.	12,254	663,309
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	15,981	$6,951,575
QUALCOMM, Inc.	8,500	944,010
†Wolfspeed, Inc.	72,416	2,759,050
		25,809,695
Software–11.90%
†Adobe, Inc.	9,950	5,073,505
†Autodesk, Inc.	31,334	6,483,318
†Crowdstrike Holdings, Inc. Class A	33,066	5,534,587
†DocuSign, Inc.	23,420	983,640
Dolby Laboratories, Inc. Class A	29,520	2,339,755
†Dropbox, Inc. Class A	48,000	1,307,040
†HubSpot, Inc.	11,664	5,744,520
Microsoft Corp.	70,956	22,404,357
Oracle Corp.	23,358	2,474,080
†ServiceNow, Inc.	1,400	782,544
†Splunk, Inc.	4,500	658,125
†Teradata Corp.	10,000	450,200
		54,235,671
Specialized REITs–0.82%
American Tower Corp.	11,278	1,854,667
CubeSmart	7,000	266,910
Lamar Advertising Co. Class A	13,000	1,085,110
Public Storage	2,000	527,040
		3,733,727
Specialty Retail–2.38%
†AutoZone, Inc.	290	736,597
Gap, Inc.	45,000	478,350
Home Depot, Inc.	9,067	2,739,685
TJX Cos., Inc.	70,718	6,285,416
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty, Inc.	1,500	$599,175
		10,839,223
Technology Hardware, Storage & Peripherals–5.19%
Apple, Inc.	123,324	21,114,302
Seagate Technology Holdings PLC	20,809	1,372,354
†Western Digital Corp.	18,310	835,485
Xerox Holdings Corp.	20,000	313,800
		23,635,941
Textiles, Apparel & Luxury Goods–0.10%
PVH Corp.	6,000	459,060
		459,060
Tobacco–0.06%
Altria Group, Inc.	6,500	273,325
		273,325
Wireless Telecommunication Services–0.22%
†T-Mobile U.S., Inc.	7,058	988,473
		988,473
Total Common Stock (Cost $317,509,514)		426,295,496

MONEY MARKET FUND–5.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	26,067,533	26,067,533
Total Money Market Fund (Cost $26,067,533)		26,067,533

TOTAL INVESTMENTS–99.25% (Cost $343,577,047)	452,363,029
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	3,407,580
NET ASSETS APPLICABLE TO 33,213,689 SHARES OUTSTANDING–100.00%	$455,770,609

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$76,313	$78,115	12/18/23	$—	$(1,802)
1	Euro	132,656	135,002	12/18/23	—	(2,346)
1	Japanese Yen	84,719	86,089	12/18/23	—	(1,370)
					—	(5,518)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	382,200	395,639	12/15/23	—	(13,439)
10	E-mini Russell 2000 Index	899,300	947,773	12/15/23	—	(48,473)
105	E-mini S&P 500 Index	22,708,875	23,630,864	12/15/23	—	(921,989)
9	E-mini S&P MidCap 400 Index	2,268,360	2,367,093	12/15/23	—	(98,733)
3	Euro STOXX 50 Index	133,340	135,089	12/15/23	—	(1,748)
1	FTSE 100 Index	93,594	92,028	12/15/23	1,566	—
					1,566	(1,084,382)
Total Futures Contracts					$1,566	$(1,089,900)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,954,858	$—	$—	$7,954,858
Air Freight & Logistics	2,110,792	—	—	2,110,792
Automobiles	3,387,754	—	—	3,387,754
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Banks	$11,675,433	$—	$—	$11,675,433
Beverages	6,908,421	—	—	6,908,421
Biotechnology	24,762,129	—	—	24,762,129
Broadline Retail	10,527,252	—	—	10,527,252
Building Products	6,340,855	—	—	6,340,855
Capital Markets	6,928,914	—	—	6,928,914
Chemicals	8,723,968	—	—	8,723,968
Commercial Services & Supplies	4,128,096	—	— *	4,128,096
Communications Equipment	3,468,024	—	—	3,468,024
Construction & Engineering	988,833	—	—	988,833
Construction Materials	1,683,231	—	—	1,683,231
Consumer Finance	1,540,989	—	—	1,540,989
Consumer Staples Distribution & Retail	7,260,000	—	—	7,260,000
Containers & Packaging	1,707,811	—	—	1,707,811
Diversified Telecommunication Services	781,040	—	—	781,040
Electric Utilities	2,238,963	—	—	2,238,963
Electrical Equipment	4,540,431	—	—	4,540,431
Electronic Equipment, Instruments & Components	6,910,194	—	—	6,910,194
Entertainment	10,995,294	—	—	10,995,294
Financial Services	18,821,474	—	—	18,821,474
Food Products	2,977,592	—	—	2,977,592
Gas Utilities	415,280	—	—	415,280
Ground Transportation	3,054,956	—	—	3,054,956
Health Care Equipment & Supplies	5,960,895	—	—	5,960,895
Health Care Providers & Services	21,254,638	—	—	21,254,638
Health Care Technology	1,448,213	—	—	1,448,213
Hotel & Resort REITs	767,037	—	—	767,037
Hotels, Restaurants & Leisure	6,024,361	—	—	6,024,361
Household Durables	2,605,012	—	—	2,605,012
Household Products	3,754,129	—	—	3,754,129
Industrial Conglomerates	3,689,442	—	—	3,689,442
Insurance	8,462,466	—	—	8,462,466
Interactive Media & Services	21,257,468	—	—	21,257,468
IT Services	6,548,890	—	—	6,548,890
Life Sciences Tools & Services	5,603,858	—	—	5,603,858
Machinery	1,657,890	—	—	1,657,890
Media	9,648,920	—	—	9,648,920
Metals & Mining	4,835,278	—	—	4,835,278
Multi-Utilities	704,451	—	—	704,451
Oil, Gas & Consumable Fuels	17,881,384	—	—	17,881,384
Pharmaceuticals	18,620,906	—	—	18,620,906
Professional Services	4,762,559	—	—	4,762,559
Semiconductors & Semiconductor Equipment	25,809,695	—	—	25,809,695
Software	54,235,671	—	—	54,235,671
Specialized REITs	3,733,727	—	—	3,733,727
Specialty Retail	10,839,223	—	—	10,839,223
Technology Hardware, Storage & Peripherals	23,635,941	—	—	23,635,941
Textiles, Apparel & Luxury Goods	459,060	—	—	459,060
Tobacco	273,325	—	—	273,325
Wireless Telecommunication Services	988,473	—	—	988,473
Money Market Fund	26,067,533	—	—	26,067,533
Total Investments	$452,363,029	$—	$—	$452,363,029
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contract	$1,566	$—	$—	$1,566
Liabilities:
Futures Contracts	$(1,089,900)	$—	$—	$(1,089,900)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–8